Non-controlling Interests	12 Months Ended
Jan. 31, 2024
Non-controlling Interests
Non-controlling Interests

13. Non-controlling Interests

At January 31, 2024, 6.45% of MedMelior’s ownership interest is held by NCI (January 31, 2023 – 8.86%). The following is summarized financial information for MedMelior, before inter-company eliminations with other companies in the group.

	2024 $	2023 $

Current assets	58,118	75,706
Non-current assets	–	–
Current liabilities	(14,699,512)	(23,518,207)
Non-current liabilities	(91,187)	(20,700)

Net liabilities	(14,732,581)	(23,463,201)

Net liabilities attributable to NCI	(950,663)	(2,078,448)

	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Revenue	–	–	–

Net loss	(193,317)	(6,278,228)	(4,597,551)
Other comprehensive (loss) income	(5,503)	1,186	15,581

Total comprehensive loss	(198,820)	(6,277,042)	(4,581,970)

Net gain (loss) attributable to NCI	(9,478)	(356,571)	–

Net comprehensive loss attributable to NCI	(329)	473	–
	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Cash flows used in operating activities	3,379	(650,077)	(85,505)
Cash flows provided by investing activities	–	–	–
Cash flows provided by financing activities	–	614,723	60,000
Effects of exchange rate changes on cash	(43)	(11)	(26)

Net decrease in cash	3,336	(36,232)	(25,531)

Dividends paid to NCI during the year	–	–	–

During the year ended January 31, 2024, MedMelior issued 442,667 common shares and 221,333 share purchase warrants to NCI for gross proceeds of $428,575 that had been received prior to January 31, 2023, of which $72,190 was allocated to liability classified warrants (Note 10(b)).  Each share purchase warrant entitles the holder to purchase one common share of MedMelior at an exercise price of US$1.25 and expiry date of May 23, 2025.

During the year ended January 31, 2023:

•	MedMelior issued 193,333 common shares and 96,667 share purchase warrants to NCI for gross proceeds of $186,148, of which $25,709 was allocated to liability classified warrants (Note 10(b)). Each share purchase warrant entitles the holder to purchase one common share of MedMelior at an exercise price of US$1.25 and expiry date of June 9, 2024.
•	MedMelior issued 3,500,000 common shares with a fair value of $2,961,835 to a third party for services rendered.